Note 21. Variable Interest Entities (Details) $ in Millions	Dec. 31, 2014 USD ($) entity	Dec. 31, 2013 USD ($)
Variable Interest Entity [Line Items]
Current assets	$ 308.5	$ 274.1
Non-current assets	2,951.5	167.2
Total assets	3,260.0	441.3
Current liabilities	674.8	22.0
Non-current liabilities	1,430.9	275.4
Total liabilities	$ 2,105.7	$ 297.4
Other entity - SES project [Member]
Variable Interest Entity [Line Items]
Number Of Entities Sold | entity	2